UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-23899

Meketa Infrastructure Fund

(Exact name of registrant as specified in charter)

80 University Ave. Westwood Massachusetts	02090
(Address of principal executive offices)	(Zip code)

Gregory C. Davis

Paulita A. Pike

Ropes & Gray LLP, Three Embarcadero Center, San Francisco, CA 94111-4006

(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 802-8500

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

MEKETA INFRASTRUCTURE FUND

Class I Shares
Class III Shares

Semi-Annual Report
September 30, 2025
(Unaudited)

This report is submitted for the general information of shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

MEKETA INFRASTRUCTURE FUND MANAGER’S COMMENTARY September 30, 2025 (Unaudited)

Over the past six months ended September 30, 2025, equity markets experienced a remarkable turnaround from the negative performance of the first quarter of 2025 and the economic and capital market uncertainty unleashed by the Trump Administration on April 2 with its tariff policy announcement. Although some trade agreements have been made and the worst of the tariff scenarios have been walked back, tariffs are much higher on average and much of the uncertainty remains. Despite this, investors appear to be in a “risk on” mood and have taken solace in the continued resiliency, if not slowdown, of the US economy.

The Federal Open Market Committee lowered the federal funds rate for the first time in 2025 during its September meeting, based on the economic slowdown occurring opposite elevated, but not exceptional, levels of inflation.

Private markets have exhibited reduced volatility in this environment, in our opinion, mainly due to their insulation from the second-to-second noise induced gyrations observed in public equity and debt markets pricing. To be sure, it remains a difficult environment for private equity exits and fundraising has been challenging for many firms, although we would posit this is a healthy re-aligning of private markets in light of the significant number of new managers operating in the space and the continued fundraising success of higher quality private equity sponsors.

We believe that private infrastructure has begun to emerge as an attractive asset class. Infrastructure operates at the nexus of several attractive investment opportunities such as digitalization, energy transition, and the need for greater power supply. In addition there is significant mismatch between the availability of the capital and the demand for capital to repair, replace, and build current and new infrastructure, globally. Add to this the defensive nature of the asset class, its inflation protection properties, and the necessity of the underlying services, and we believe we may be entering a golden age for the asset class, for both yield and return seeking investors.

We believe that experienced and disciplined infrastructure managers will likely perform well in this environment. With a focus on careful due diligence, effective project management, and using a variety of levers to add value, we expect these managers should be able to navigate a challenging economic environment. We continue to be highly selective in our approach and seek investment opportunities that we believe have the potential to grow revenue and cash ﬂow over the long term. As evidence, the fund only had three co-investments as of end of the first quarter of 2025 and, over the trailing six months, but made nine new allocations (excluding two additional commitments that have yet to be invested) in projects spanning the globe, sector, infrastructure vertical, and risk/reward spectrum. We are excited about all our investments and the opportunity for our investors to take advantage of our strategic partnerships with private infrastructure sponsors.

On behalf of the entire Meketa Capital team, I would like to thank you for your continued support and partnership.

Sincerely,

President and Trustee, Meketa Infrastructure Fund

Semi-Annual Report Dated September 30, 2025	1

MEKETA INFRASTRUCTURE FUND PORTFOLIO INFORMATION September 30, 2025 (Unaudited)

See accompanying notes to financial statements.
2	MEKETA INFRASTRUCTURE FUND

MEKETA INFRASTRUCTURE FUND SCHEDULE OF INVESTMENTS September 30, 2025 (Unaudited)
PUBLIC INFRASTRUCTURE INVESTMENTS — 36.0%
COMMON STOCKS — 36.0%	Shares	Value
ENERGY — 5.6%
OIL & GAS PRODUCERS — 5.6%
Cheniere Energy, Inc.	2,703	$635,151
Enbridge, Inc.	24,060	1,214,023
Kinder Morgan, Inc.	20,665	585,026
ONEOK, Inc.	7,693	561,358
TC Energy Corporation	11,122	604,838
Williams Companies, Inc. (The)	11,463	726,181
		4,326,577
INDUSTRIALS — 9.4%
TRANSPORTATION & LOGISTICS — 8.5%
Canadian Pacific Kansas City Ltd.	10,634	792,133
CSX Corporation	20,394	724,191
Getlink SE	57,664	1,060,129
Norfolk Southern Corporation	1,873	562,668
Transurban Group	206,780	1,887,903
Union Pacific Corporation	6,333	1,496,931
		6,523,955
TRANSPORTATION EQUIPMENT — 0.9%
Canadian National Railway Company	7,477	705,222

REAL ESTATE — 9.0%
REAL ESTATE OWNERS & DEVELOPERS — 4.2%
Aena SME S.A.	57,049	1,558,500
Auckland International Airport Ltd.	355,814	1,625,588
		3,184,088
REITs — 4.8%
American Tower Corporation	7,109	1,367,203
Crown Castle, Inc.	13,277	1,281,098
SBA Communications Corporation - Class A	5,452	1,054,144
		3,702,445
UTILITIES — 12.0%
ELECTRIC UTILITIES — 8.7%
Dominion Energy, Inc.	21,944	1,342,314
National Grid plc	88,627	1,272,400
NextEra Energy, Inc.	19,809	1,495,382
See accompanying notes to financial statements.
Semi-Annual Report Dated September 30, 2025	3

MEKETA INFRASTRUCTURE FUND SCHEDULE OF INVESTMENTS September 30, 2025 (Unaudited) (Continued)
COMMON STOCKS — 36.0% (Continued)	Shares	Value
UTILITIES — 12.0% (Continued)
ELECTRIC UTILITIES — 8.7% (Continued)
Sempra	16,069	$1,445,889
Southern Company (The)	12,179	1,154,204
		6,710,189
GAS & WATER UTILITIES — 3.3%
American Water Works Company, Inc.	8,232	1,145,812
Atmos Energy Corporation	8,156	1,392,637
		2,538,449
TOTAL PUBLIC INFRASTRUCTURE INVESTMENTS (Cost $24,378,088)		$27,690,925
PRIVATE INFRASTRUCTURE INVESTMENTS — 51.4%	Principal Value	Value
INFRASTRUCTURE CREDIT Instruments — 6.5%
Ares (IDF VI USD No. 1 L), L.P., 9.84%, due 12/20/2031 (c)	$2,012,070	$2,015,285
Ares (IDF VI USD No. 1 U), L.P., 9.84%, due 12/20/2031 (c)	2,987,930	2,992,703
		$5,007,988

	Shares	Value
PORTFOLIO COMPANIES — 44.9%
Ara Lincoln Co-Invest, L.P. (a)(b)(c)(d)	—	$973,744
Ara NWP Co-Investment, L.P. (b)(c)(d)(e)	—	2,320,248
Ares SB Co-Investment Fund II, L.P. (b)(c)(d)(e)	—	3,000,000
BGIF IV PTI Co-Invest, LLC (a)(b)(c)(d)	—	5,770,837
BGIF IV Venus Alternative 2, L.P. (b)(c)(d)(e)	—	6,675,388
BP-Alyeschem Coinvestor Aggregator I Blocker, Inc. (c)(d)(e)	1,195	1,250,329
ISQ Aldebaran Co-Invest Feeder, L.P. (a)(b)(c)(d)	—	4,470,797
ISQ Coral Co-Invest Fund, L.P. (b)(c)(d)(e)	—	2,995,261
KKR Elbe Aggregator, L.P. (b)(c)(d)(e)	—	3,521,954
Seraya Sentient, L.P. (b)(c)(d)(e)	—	160,987
Stonepeak Indigo (Co-Invest) Holdings II, L.P. (b)(c)(d)(e)	—	3,328,977
		$34,468,522
TOTAL PRIVATE INFRASTRUCTURE INVESTMENTS (Cost $38,966,264)		$39,476,510
See accompanying notes to financial statements.
4	MEKETA INFRASTRUCTURE FUND

MEKETA INFRASTRUCTURE FUND SCHEDULE OF INVESTMENTS September 30, 2025 (Unaudited) (Continued)
MONEY MARKET SECURITIES — 13.3%	Shares	Value
Fidelity Investments Money Market Treasury Portfolio - Class I, 4.01% (f) (Cost $10,223,587)	10,223,587	$10,223,587

TOTAL INVESTMENTS AT VALUE — 100.7% (Cost $73,567,939)		$77,391,022

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.07%)		(555,016)

NET ASSETS — 100.0%		$76,836,006

(a)   Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient. Please see Note 2 in the Notes to the Financial Statements for respective investment strategies, unfunded commitments, and redemption restrictions.

(b)   Investment does not issue shares.

(c)   Restricted investments as to resale. The total value of these securities is $34,468,522, which represents 44.9% of total net assets of the Fund (see Note 2).

(d)   Non-income producing security.

(e)   Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $23,253,144, which represents 30.3% of total net assets of the Fund (see Note 2).

(f)   The rate shown is the 7-day effective yield as of September 30, 2025.

LLC — Limited Liability Company.

L.P. — Limited Partnership.

plc — Publicly Limited Company.

REIT — Real Estate Investment Trust.

S.A. — Societe Anonyme.

SE — Societas Europaea.

See accompanying notes to financial statements.
Semi-Annual Report Dated September 30, 2025	5

MEKETA INFRASTRUCTURE FUND STATEMENT OF ASSETS AND LIABILITIES September 30, 2025 (Unaudited)
ASSETS
Investments in securities:
Investments at cost	$73,567,939
Investments at value	77,391,022
Foreign currency, at value (cost $3,575)	3,577
Receivable for capital shares sold	27,441
Dividends receivable	97,161
Tax reclaims receivable	1,978
Prepaid expenses	183,732
TOTAL ASSETS	77,704,911

LIABILITIES
Payable for capital shares redeemed	726,887
Payable to Adviser (Note 4)	50,959
Payable to administrator (Note 4)	19,187
Accrued shareholder servicing fees (Note 4)	3,551
Accrued professional fees	34,240
Other accrued expenses	34,081
TOTAL LIABILITIES	868,905
Contingencies and Commitments (Note 6)

NET ASSETS	$76,836,006

NET ASSETS CONSIST OF:
Paid-in capital	$72,366,238
Distributable earnings	4,469,768
NET ASSETS	$76,836,006

PRICING OF CLASS I SHARES
Net assets applicable to Class I Shares	$43,433,899
Shares of Class I Shares outstanding (no par value, unlimited number of shares authorized)	1,565,688
Net asset value, offering and redemption price per share (a) (Note 2)	$27.74

PRICING OF CLASS III SHARES
Net assets applicable to Class III Shares	$33,402,107
Shares of Class III Shares outstanding (no par value, unlimited number of shares authorized)	1,203,087
Net asset value, offering and redemption price per share (a) (Note 2)	$27.76

(a)     Early repurchase fee may apply to tender of shares held for less than one year (Note 7).

See accompanying notes to financial statements.
6	MEKETA INFRASTRUCTURE FUND

MEKETA INFRASTRUCTURE FUND STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2025 (Unaudited)
INVESTMENT INCOME
Dividend income	$925,630
Interest income	30,017
Foreign withholding taxes on dividends (net of reclaims received)	(54,478)
TOTAL INVESTMENT NCOME	901,169

EXPENSES
Investment management fees (Note 4)	516,931
Legal fees	151,945
Trustees’ fees (Note 4)	60,165
Administration fees (Note 4)	48,883
Compliance fees (Note 4)	30,082
Custodian fees	28,833
Transfer agent fees (Note 4)	27,460
Audit and tax services fees	25,069
Certifying financial officer fees (Note 4)	25,069
Fund accounting fees (Note 4)	24,756
Registration and filing fees	20,556
Shareholder servicing fees, Class I (Note 4)	17,807
Insurance expense	12,508
Excise tax expense (Note 2)	1,377
Other expenses	36,699
TOTAL EXPENSES	1,028,140
Investment management fees waived by the Adviser (Note 4)	(353,222)
NET EXPENSES	674,918

NET INVESTMENT INCOME	226,251

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains (losses) from:
Investments	597,501
Foreign currency transactions (Note 2)	(63,101)
Net change in unrealized appreciation (depreciation) on:
Investments	748,468
Foreign currency translation (Note 2)	107
NET REALIZED AND UNREALIZED GAINS	1,282,975

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,509,226
See accompanying notes to financial statements.
Semi-Annual Report Dated September 30, 2025	7

MEKETA INFRASTRUCTURE FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months
	Ended
	September 30,	Year Ended
	2025	March 31,
	(Unaudited)	2025
FROM OPERATIONS
Net investment income	$226,251	$227,080
Net realized gains	534,400	409,525
Net change in unrealized appreciation (depreciation)	748,575	2,387,442
Net increase in net assets resulting from operations	1,509,226	3,024,047

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Class I	(139,237)	(37,260)
Class III	(146,536)	(426,827)
Decrease from distributions to shareholders	(285,773)	(464,087)

CAPITAL SHARE TRANSACTIONS
Class I
Proceeds from shares sold	17,129,769	26,519,525
Reinvestment of distributions	36,936	12,721
Proceeds from early repurchase fees collected (Notes 2 and 7)	17,162	4,875
Payments for shares repurchased	(873,514)	(833,189)
Net increase in Class I net assets from capital share transactions	16,310,353	25,703,932

Class III
Proceeds from shares sold	—	10,000,000
Reinvestment of distributions	5	251,721
Net increase in Class III net assets from capital share transactions	5	10,251,721
Net increase in net assets from capital share transactions	16,310,358	35,955,653

TOTAL INCREASE IN NET ASSETS	17,533,811	38,515,613

NET ASSETS
Beginning of year/period	59,302,195	20,786,582
End of year/period	$76,836,006	$59,302,195

See accompanying notes to financial statements.
8	MEKETA INFRASTRUCTURE FUND

MEKETA INFRASTRUCTURE FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months
	Ended
	September 30,	Year Ended
	2025	March 31,
	(Unaudited)	2025
CAPITAL SHARE ACTIVITY
Class I
Shares sold	622,293	999,820
Shares reinvested	1,337	484
Shares repurchased	(31,512)	(30,703)
Net increase in shares outstanding	592,118	969,601
Shares outstanding, beginning of year/period	973,570	3,969
Shares outstanding, end of year/period	1,565,688	973,570

Class III
Shares sold	—	394,478
Shares reinvested	1	9,567
Net increase in shares outstanding	1	404,045
Shares outstanding, beginning of year/period	1,203,086	799,041
Shares outstanding, end of year/period	1,203,087	1,203,086
See accompanying notes to financial statements.
Semi-Annual Report Dated September 30, 2025	9

MEKETA INFRASTRUCTURE FUND STATEMENT OF CASH FLOWS For the Six Months Ended September 30, 2025 (Unaudited)
Cash flows from operating activities
Net increase in net assets from operations	$1,509,226

Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(26,851,850)
Purchases of short-term investments, net	(916,654)
Proceeds from sale of investments	11,716,698
Net realized gain on investments	(597,501)
Net realized loss on foreign currency translations	63,101
Net change in unrealized appreciation on investments	(748,468)
Net change in unrealized depreciation on foreign currency translation	(107)

(Increase)/Decrease in Assets:
Increase in dividends receivable	(21,589)
Decrease in receivable from Adviser	11,360
Increase in tax reclaims receivable	(155)
Increase in prepaid expenses and other assets	(41,599)

Increase/(Decrease) in Liabilities:
Decrease in payable for investment deal fees	(83,559)
Increase in payable to Adviser	50,959
Decrease in payable to administrator	(228)
Increase in accrued shareholder servicing fees	1,392
Decrease in accrued professional fees	(2,384)
Increase in other accrued expenses	6,089
Net cash used in operating activities	$(15,905,269)

Cash flows from financing activities
Proceeds from issuance of shares, net of change in receivable for capital shares sold	17,110,304
Proceeds from early repurchased fees collected	17,162
Distributions to shareholders, net of reinvestment of distributions	(248,832)
Payment for shares repurchased, net of change in payable for capital shares redeemed	(973,888)
Net cash provided by financing activities	$15,904,746

Net change in cash	$(523)

See accompanying notes to financial statements.
10	MEKETA INFRASTRUCTURE FUND

MEKETA INFRASTRUCTURE FUND STATEMENT OF CASH FLOWS For the Six Months Ended September 30, 2025 (Unaudited) (Continued)
Cash at beginning of period	—
Cash denominated in foreign currencies at beginning of period	4,100
Total cash at beginning of period	4,100

Cash at end of period	—
Cash denominated in foreign currencies at end of period	3,577
Total cash at end of period	$3,577

Supplemental disclosure of non-cash activity:
Reinvestment of distributions from underlying investments	$11,346
Reinvestment of Fund distributions to shareholders	$36,941
See accompanying notes to financial statements.
Semi-Annual Report Dated September 30, 2025	11

MEKETA INFRASTRUCTURE FUND CLASS I SHARES FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year/Period

	Six Months
	Ended
	September 30,		Year Ended	Period Ended
	2025		March 31,	March 31,
	(Unaudited) *		2025 *	2024 * (a)
Net asset value at beginning of year/period	$27.25		$25.89	$25.00

Income (loss) from investment operations:
Net investment income (b)(c)	0.08		0.21	0.09
Net realized and unrealized gains on investments	0.50		1.51	0.86
Total from investment operations	0.58		1.72	0.95

Less distributions from:
Net investment income	(0.12)		(0.18)	(0.06)
Net realized capital gains	—		(0.21)	—
Total from distributions	(0.12)		(0.39)	(0.06)

Proceeds from early repurchase fees collected (Notes 2 and 7)	0.03		0.03	—

Net asset value at end of year/period	$27.74		$27.25	$25.89

Total return (d)	2.22	%(e)	6.83%	3.79	%(e)

Net assets at end of year/period (000’s)	$43,434		$26,527	$103

Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	3.02	%(g)	4.86%	76.62	%(h)
Ratio of net expenses to average net assets (f)(i)	2.00	%(g)	2.00%	2.00	%(h)
Ratio of net investment income to average net assets (c)(f)(i)	0.56	%(g)	0.78%	1.99	%(h)
Portfolio turnover rate	21	%(e)	35%	0	%(e)(j)

*   Includes adjustments in accordance with generally accepted accounting principles in the United States, and consequently, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(a)     Represents the period January 29, 2024 (commencement of operations) through March 31, 2024.

(b)     Net investment income per share has been calculated using the average daily shares outstanding during the period.

(c)     Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investments of the Fund. The ratio of net investment income does not include the net investment income/loss of the investments of the Fund.

(d)     Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The return would have been lower if certain expenses had not been waived and/or reimbursed by the Adviser (Note 4).

(e)     Not annualized.

See accompanying notes to financial statements.
12	MEKETA INFRASTRUCTURE FUND

MEKETA INFRASTRUCTURE FUND CLASS I SHARES FINANCIAL HIGHLIGHTS (Continued)

(f)     The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investments of the Fund, including management and performance fees. As of September 30, 2025 the Fund’s underlying investments included management and/or administrative fees of 0.0% (unaudited) and performance fees of 0.0% (unaudited).

(g)     Annualized.

(h)     Annualized, with the exception of non-recurring organizational costs.

(i)     Ratio was determined after management fees waived and expense reimbursements (Note 4).

(j)     Amount rounds to less than 1%.

See accompanying notes to financial statements.
Semi-Annual Report Dated September 30, 2025	13

MEKETA INFRASTRUCTURE FUND CLASS III SHARES FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year/Period

	Six Months
	Ended
	September 30,		Year Ended	Period Ended
	2025		March 31,	March 31,
	(Unaudited) *		2025 *	2024 * (a)
Net asset value at beginning of year/period	$27.24		$25.89	$25.00

Income (loss) from investment operations:
Net investment income (b)(c)	0.10		0.18	0.10
Net realized and unrealized gains on investments	0.54		1.57	0.85
Total from investment operations	0.64		1.75	0.95

Less distributions from:
Net investment income	(0.12)		(0.19)	(0.06)
Net realized capital gains	—		(0.21)	—
Total from distributions	(0.12)		(0.40)	(0.06)

Proceeds from early repurchase fees collected (Notes 2 and 7)	—		—	—

Net asset value at end of year/period	$27.76		$27.24	$25.89

Total return (d)	2.36	%(e)	6.85%	3.80	%(e)

Net assets at end of year/period (000’s)	$33,402		$32,776	$20,684

Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	2.92	%(g)	4.76%	10.71	%(h)
Ratio of net expenses to average net assets (f)(i)	1.90	%(g)	1.90%	1.90	%(h)
Ratio of net investment income to average net assets (c)(f)(i)	0.75	%(g)	0.67%	2.39	%(h)
Portfolio turnover rate	21	%(e)	35%	0	%(e)(j)

*   Includes adjustments in accordance with generally accepted accounting principles in the United States, and consequently, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(a)     Represents the period January 29, 2024 (commencement of operations) through March 31, 2024.

(b)     Net investment income per share has been calculated using the average daily shares outstanding during the period.

(c)     Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investments of the Fund. The ratio of net investment income does not include the net investment income/loss of the investments of the Fund.

(d)     Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The return would have been lower if certain expenses had not been waived and/or reimbursed by the Adviser (Note 4).

(e)     Not annualized.

See accompanying notes to financial statements.
14	MEKETA INFRASTRUCTURE FUND

MEKETA INFRASTRUCTURE FUND CLASS III SHARES FINANCIAL HIGHLIGHTS (Continued)

(f)     The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investments of the Fund, including management and performance fees. As of September 30, 2025 the Fund’s underlying investments included management and/or administrative fees of 0.0% (unaudited) and performance fees of 0.0% (unaudited).

(g)     Annualized.

(h)     Annualized, with the exception of non-recurring organizational costs.

(i)     Ratio was determined after management fees waived and expense reimbursements (Note 4).

(j)     Amount rounds to less than 1%.

See accompanying notes to financial statements.
Semi-Annual Report Dated September 30, 2025	15

MEKETA INFRASTRUCTURE FUND NOTES TO FINANCIAL STATEMENTS September 30, 2025 (Unaudited)

1. Organization

Meketa Infrastructure Fund (the “Fund”) is organized as a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act. Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in investments that provide direct or indirect exposure to infrastructure assets. The Fund seeks to obtain exposure to infrastructure assets directly, or indirectly through special purpose vehicles (“SPVs”), primarily through: (i) investments in the equity securities issued by private infrastructure companies that may own or otherwise be responsible for (e.g., under a contractual or concession agreement) operating assets, and/or assets in development and/or under construction (“Portfolio Companies”); (ii) privately-issued debt instruments issued by infrastructure companies or otherwise backed by infrastructure assets (including, senior, subordinated, second lien, mezzanine, bonds, or collateralized loans) (“Infrastructure Credit Instruments”); (iii) primary and secondary investments in private infrastructure funds managed by third-party managers (such funds, “Portfolio Funds” and the managers to such funds, “Portfolio Fund Managers”); and (iv) publicly listed vehicles including special purpose acquisition companies (“SPACs”), investment funds, and individual companies, utilities, and master limited partnerships that hold themselves out as pursuing the business of infrastructure ownership, operations, and/or investing (“Public Infrastructure Investments,” together with Portfolio Companies, Infrastructure Credit Instruments, and Portfolio Funds, “Infrastructure Investments”). The Fund will also invest in short-term investments, including money market funds, short-term treasuries and other liquid investment vehicles. The Fund commenced operations on January 29, 2024.

The Fund currently offers two classes of shares: Class I Shares which are sold without any sales loads, but are subject to shareholder servicing fees of up to 0.10% of the average daily net assets of Class I Shares and subject to a $1,000,000 initial investment minimum and Class III Shares which are sold without any sales loads, but are subject to a $25,000,000 initial investment minimum. As of September 30, 2025, Class II Shares (to be sold without any sales loads, but subject to distribution and/or shareholder servicing fees of up to 0.25% of the average daily net assets of Class II Shares and subject to a $50,000 initial investment minimum) are not currently offered. Each class of shares has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies.

Basis of Presentation and Use of Estimates — The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

Cash and Cash Equivalents — Idle cash may be swept into various short-term investments, including money market funds or interest bearing overnight demand deposit accounts, in amounts which may exceed insured limits. Amounts swept overnight are available on the next business day.

Valuation of Securities — The Fund calculates the net asset value (“NAV”) of each class of shares of the Fund as of the close of business on each day the New York Stock Exchange (“NYSE”) is open for trading (each, a “Determination Date”). In determining the NAV of each class of shares, the Fund values its investments as of the relevant Determination Date. The net assets of each class of the Fund equals the value of the total assets of the class, less all of the liabilities attributable to the class, including accrued fees and expenses, each determined as of the relevant Determination Date.

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MEKETA INFRASTRUCTURE FUND NOTES TO FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)

The valuation of the Fund’s investments is performed in accordance with the Valuation and Pricing Policies (“Valuation Policies”) adopted by the Trustees of the Fund (the “Board”), and in conjunction with FASB’s Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange are valued based on their respective market price. Shares of mutual funds, including money market funds, are valued at their reported NAV. Debt instruments for which market quotations are readily available are typically valued based on such market quotations. When a market quotation for a portfolio security is not readily available or is deemed unreliable and for the purpose of determining the value of the other Fund assets, the asset is priced at its fair value.

The Board has designated Meketa Capital, LLC (the “Adviser” or “Valuation Designee”) the investment adviser to the Fund, as the Valuation Designee pursuant to Rule 2a-5 under the 1940 Act to perform the fair value determination relating to any and all Fund investments, subject to the conditions and oversight requirements described in the Valuation Policies. In furtherance of its duties as Valuation Designee, the Adviser has formed a valuation committee (the “Valuation Committee”), to perform fair value determinations and oversee the day-to-day functions related to the fair valuation of the Fund’s investments. The Valuation Committee has engaged a third-party valuation consultant to provide independent valuations on certain of the Fund’s investments.

In validating market quotations, the Valuation Committee considers different factors such as the source and the nature of the quotation in order to determine whether the quotation represents fair value. The Valuation Committee makes use of reputable financial information providers in order to obtain the relevant quotations.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. Dollars using foreign exchange rates provided by a recognized pricing service.

The Fund’s investments in Portfolio Companies may be made directly with the Portfolio Company or through a special purpose vehicle (“SPV”). Portfolio Companies may be valued at acquisition cost or based on recent transactions. If the Portfolio Company investment is made through an SPV, it will generally be valued based on the latest NAV reported by the SPV. These Portfolio Companies are monitored for any independent audits or impairments reported on the potential value of the investment in accordance with the Valuation Policies.

The Fund’s investments in Portfolio Companies, which may include debt and equity securities, that are not publicly traded or for which market prices are not readily available (unquoted investments), the fair value is determined in good faith. In determining the fair values of these investments, the Valuation Committee typically applies widely recognized market and income valuation methodologies including, but not limited to, earnings and multiple analysis, discounted cash flow method and third-party valuations. In order to determine a fair value, these methods are applied to the latest information provided by the underlying portfolio companies or other business counterparties.

Primary and secondary investments in Portfolio Funds are generally valued at acquisition cost initially until the Portfolio Fund Manager reports an updated net asset value or until the Fund receives additional information and is further adjusted as follows. The Valuation Committee will consider any cash flows since the reference date of the last net asset value reported by the Portfolio Fund Manager by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the last net asset value reported by the Portfolio Fund Manager.

With respect to purchases or sales of secondary investments in Portfolio Funds, the latest net asset value reported by the Portfolio Fund Manager may be further adjusted if the Valuation Committee determines that the price paid or received is representative of a transaction between willing parties at the time of the purchase or sale.

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MEKETA INFRASTRUCTURE FUND NOTES TO FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)

In addition to tracking the NAV plus related cash flows of such Portfolio Funds, the Valuation Committee may consider relevant broad-based and issuer (or fund) specific valuation information relating to the assets held by each Portfolio Fund that is reasonably available at the time the Fund values its investments. The Valuation Committee will consider such information and may conclude in certain circumstances that the information provided by the Portfolio Fund Manager does not represent the fair value of a particular asset held by a Portfolio Fund. If the Valuation Committee concludes in good faith that the latest NAV reported by a Portfolio Fund Manager does not represent fair value (e.g., there is more current information regarding a portfolio asset which significantly changes its fair value), the Valuation Committee will make a corresponding adjustment to reflect the current fair value of such asset within such Portfolio Fund. In determining the fair value of assets held by Portfolio Funds, the Valuation Committee applies valuation methodologies as outlined above.

The Fund invests in Infrastructure Credit Investments that are not easily sold as publicly traded securities and for which no market-based price quotation is available. Investments in Infrastructure Credit Investments may be valued at amortized cost or using fair value methodologies that the Valuation Committee believes to be consistent with those used by the Fund for valuing its investments. Because of the unique nature of a credit agreement and conditions which can occur subsequent to purchase such as defaults, changes in interest rates, fair value calculations involve significant professional judgment in the application of both observable and unobservable attributes. Therefore, it is possible that the fair value determined for an Infrastructure Credit Investment may differ materially from the value that could be realized upon the maturity of the investment or its value that could be realized in a private sale.

Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available, the fair values of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

U.S. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical assets

• Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Private investments that are measured at fair value using the Fund’s pro rata NAV (or its equivalent) without further adjustment, as a practical expedient of fair value are excluded from the fair value hierarchy. Generally, the fair value of the Fund’s investment in a privately offered investment represents the amount that the Fund could reasonably expect to receive from the investment fund if the Fund’s investment is withdrawn at the measurement date based on NAV.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

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MEKETA INFRASTRUCTURE FUND NOTES TO FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)

The following is a summary of the Fund’s investments and inputs used to value the investments, by security type, as of September 30, 2025:

Investments in Securities	Practical Expedient*	Fair Value Measurements at the End of the Reporting Period Using			Total
		Level 1	Level 2	Level 3
Common Stocks	$—	$27,690,925	$—	$—	$27,690,925
Private Infrastructure Investments**	11,215,378	—	5,007,988	23,253,144	39,476,510
Money Market Securities	—	10,223,587	—	—	10,223,587
Total	$11,215,378	$37,914,512	$5,007,988	$23,253,144	$77,391,022

*   Certain investments that are measured at fair value using the Fund’s pro rata NAV (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

** All sub-categories within the security type represent their respective evaluation status. For a detailed breakout please refer to the Schedule of Investments.

The following is the fair value measurement of investments that are measured at the Fund’s pro rata NAV (or its equivalent) as a practical expedient:

Private Infrastructure Investments(a)	Investment Strategy	Fair Value	Unfunded Commitment	Redemption Frequency	Redemption Notice Period
Ara Lincoln Co-Invest, L.P.	Railroad Infrastructure	$973,744	$644,602	N/A	N/A
BGIF IV PTI Co-Invest, LLC	Digital-Telecom	5,770,837	—	N/A	N/A
ISQ Aldebaran Co-Invest Feeder, L.P.	Transportation/ Trucking	4,470,797	20,352	N/A	N/A
		$11,215,378	$664,954

(a)     Refer to the Schedule of Investments for classifications of individual securities.

The following is a roll-forward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value as of September 30, 2025:

	Beginning balance April 1, 2025	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases or Contributions	Sales or Distributions	Net realized gain(loss)	Change in net unrealized Appreciation (Depreciation)	Ending Balance September 30, 2025
Portfolio Companies	$—	$—	$—	$23,319,682	$—	$—	$(66,538)	$23,253,144

There were no transfers into or out of any levels during the six months ended September 30, 2025.

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MEKETA INFRASTRUCTURE FUND NOTES TO FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2025:

Level 3 Investment(a)	Fair Value	Valuation Technique	Unobservable Inputs	Range of inputs/Average	Impact to Valuation from an Increase in Input
Ara NWP Co-Investment, L.P.	$2,320,248	Market Approach	Recent Transaction Price	Not Applicable	Increase
Ares SB Co-Investment Fund II, L.P.	3,000,000	Market Approach	Recent Transaction Price	Not Applicable	Increase
BGIF IV Venus Alternative 2, L.P.	6,675,388	Market Approach	General Partner Net Asset Value	Not Applicable	Increase
BP-Alyeschem Coinvestor Aggregator I Blocker, Inc.	1,250,329	Market Approach	Recent Transaction Price	Not Applicable	Increase
ISQ Coral Co-Invest Fund, L.P.	2,995,261	Market Approach	Recent Transaction Price	Not Applicable	Increase
KKR Elbe Aggregator, L.P.	3,521,954	Market Approach	General Partner Net Asset Value	Not Applicable	Increase
Seraya Sentient, L.P.	160,987	Market Approach	Recent Transaction Price	Not Applicable	Increase
Stonepeak Indigo (Co-Invest) Holdings II, L.P.	3,328,977	Market Approach	General Partner Net Asset Value	Not Applicable	Increase
	$23,253,144

(a)   Refer to Schedule of Investments for classifications of individual securities.

Foreign Currency Translation — Securities and other assets and liabilities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.   The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.   Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.   The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Restricted Securities — Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted

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MEKETA INFRASTRUCTURE FUND NOTES TO FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)

securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Valuation Policies. Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years.

Additional information on the restricted investments held by the Fund at September 30, 2025 is as follows:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Portfolio Company
Ara Lincoln Co-Invest, L.P.	1/9/2025	$979,734	$973,744	1.3%
Ara NWP Co-Investment, L.P.	7/2/2025	2,474,331	2,320,248	3.0%
Ares SB Co-Investment Fund II, L.P.	8/26/2025	3,070,989	3,000,000	3.9%
BGIF IV PTI Co-Invest, LLC	5/30/2024	5,348,424	5,770,837	7.5%
BGIF IV Venus Alternative 2, L.P.	6/12/2025	6,539,942	6,675,388	8.7%
BP-Alyeschem Coinvestor Aggregator I Blocker, Inc.	8/29/2025	1,353,789	1,250,329	1.7%
ISQ Aldebaran Co-Invest Feeder, L.P.	6/3/2024	4,310,434	4,470,797	5.8%
ISQ Coral Co-Invest Fund, L.P.	6/2/2025	3,072,318	2,995,261	3.9%
KKR Elbe Aggregator, L.P.	7/28/2025	3,507,636	3,521,954	4.6%
Seraya Sentient, L.P.	8/4/2025	185,626	160,987	0.2%
Stonepeak Indigo (Co-Invest) Holdings II, L.P.	6/13/2025	3,115,053	3,328,977	4.3%

Infrastructure Credit Investments
Ares (IDF VI USD No. 1 L), L.P., 9.84%, due 12/20/2031	9/9/2025	2,015,285	2,015,285	2.6%
Ares (IDF VI USD No. 1 U), L.P., 9.84%, due 12/20/2031	9/9/2025	2,992,703	2,992,703	3.9%
		$38,966,264	$39,476,510	51.4%

Share Valuation — The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class, except that a 2.00% early repurchase fee may be charged as discussed in Note 7.

Investment Income and Return of Capital — Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in securities and private funds that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively.

Investment Transactions — Investment transactions are accounted for on the trade date. Realized gains and losses on investment securities sold are determined on a specific identification basis.

Distributions to Shareholders — Distributions to shareholders arising from net investment and net realized capital gains, if any, are declared and paid annually to shareholders. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Semi-Annual Report Dated September 30, 2025	21

MEKETA INFRASTRUCTURE FUND NOTES TO FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)

Federal Income Tax — The Fund has elected and intends to continue to elect to be treated as a regulated investment company (“RIC”) for U.S. federal income tax purposes, and it has qualified, and expects each year to continue to qualify as a RIC for U.S. federal income tax purposes. As such, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The Fund has selected a tax year end of September 30. The following information is computed on a tax basis for each item as of September 30, 2025:

Cost of portfolio investments	$73,621,394
Gross unrealized appreciation	4,709,374
Gross unrealized depreciation	(939,746)
Net unrealized appreciation	$3,769,628
Net unrealized appreciation on foreign currency translation	(255)
Undistributed ordinary income	362,283
Undistributed long term capital gains	338,112
Distributable earnings	$4,469,768

The tax character of distributions for the tax year ended September 30, 2025 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
September 30, 2025	$627,322	$—	$627,322
September 30, 2024	$170,625	$—	$170,625

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and concluded that no provision for unrecognized tax benefits or expenses should be recorded related to uncertain tax positions taken in all open tax years.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes as income tax expense on the Statement of Operations. During the tax year ended September 30, 2025, the Fund did not incur any interest or penalties associated with underpayment of income taxes. Generally, tax authorities can examine tax returns filed during the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal.

Segment reporting — The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

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MEKETA INFRASTRUCTURE FUND NOTES TO FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)

3. Investment Transactions

During the six months ended September 30, 2025, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $27,669,687 and $11,716,698, respectively.

4. Investment Management and Other Agreements

Under the terms of the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the Fund’s investments subject to oversight by the Board. The Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 1.50% of the average daily net assets of the Fund. The Adviser may, but is not obligated to, waive up to 0.50% of the Management Fee on cash and cash equivalents held in the Fund from time to time.

Pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”), Meketa Investment Group, Inc. (the “Sub-Adviser”), serves as the Fund’s sub-adviser and provides the day-to-day portfolio management of those assets of the Fund allocated to it by the Adviser. As compensation under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a monthly sub-advisory fee in the amount of 0.40% of the average daily net assets of the Fund.

The Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to reduce the Management Fee payable to it (but not below zero), and to pay any operating expenses of the Fund, to the extent necessary to limit the operating expenses of the Fund, excluding certain “Excluded Expenses” listed below, to the annual rate of 2.00%, 2.15% and 1.90% with respect to Class I Shares, Class II Shares and Class III Shares, respectively (the “Expense Cap”). Excluded Expenses that are not covered by the Expense Cap include: brokerage commissions and other transactional expenses (including fees, legal costs and brokerage commissions associated with the acquisition and disposition of primary interests, secondary interests, co-investments, and other investments), interest (including interest incurred on borrowed funds and interest incurred in connection with bank and custody overdrafts), other borrowing costs and fees including interest and commitment fees, taxes, acquired fund fees and expenses, litigation and indemnification expenses, judgments, and extraordinary expenses. Pursuant to the agreement, fees totaling $353,222 were waived by the Adviser during the six months ended September 30, 2025.

If the Adviser waives its Management Fee or pays any operating expenses of the Fund pursuant to the Expense Cap, the Adviser may, for a period ending three years after the end of the month in which such fees or expenses are waived or incurred, recoup amounts waived or incurred to the extent such recoupment does not cause the Fund’s operating expense ratio (after recoupment and excluding the Excluded Expenses) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement is in effect through July 31, 2026, and will renew automatically for successive periods of one year thereafter, unless written notice of termination is provided by the Adviser to the Fund not less than 10 days’ prior to the end of the then-current term. The Board may terminate the Expense Limitation Agreement at any time on not less than 10 days’ prior notice to the Adviser, and the Expense Limitation Agreement may be amended at any time only with the consent of both the Adviser and the Board. As of September 30, 2025, the Adviser may seek repayment of investment management fees and expense reimbursements in the following amounts no later than the dates below:

December 12, 2026	$263,800
March 31, 2027	278,371
March 31, 2028	955,676
September 30, 2028	353,222
$1,851,069
Semi-Annual Report Dated September 30, 2025	23

MEKETA INFRASTRUCTURE FUND NOTES TO FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)

Employees of PINE Advisors, LLC (“PINE”) serve as the Fund’s Chief Compliance Officer, Principal Financial Officer and Assistant Treasurer. PINE receives an annual base fee for the services provided to the Fund. PINE is reimbursed for certain out-of-pocket expenses by the Fund. Service fees paid by the Fund for the six months ended September 30, 2025 are disclosed in the Statement of Operations as Compliance fees and Certifying financial officer fees.

Ultimus Fund Solutions, LLC (“Ultimus”) provides certain administrative, accounting and transfer agency services to the Fund pursuant to a Master Services Agreement between the Fund and Ultimus (the “Master Services Agreement”). For its services, the Fund pays Ultimus a fee and separate fixed fees to make certain filings. The Fund also reimburses Ultimus for certain out-of-pocket expenses incurred on the Fund’s behalf. The fees are accrued daily and paid monthly by the Fund and the administrative fees are based on the average net assets for the prior month and subject to monthly minimums.

Pursuant to a Distribution Agreement, the Fund continuously offers the Class I shares at their NAV per share through Foreside Financial Services, LLC, the principal underwriter and distributor of the shares (the “Distributor”). Under the Fund’s Distribution Agreement, the Distributor is also responsible for entering into agreements with broker-dealers or other financial intermediaries to assist in the distribution of the shares, reviewing the Fund’s proposed advertising materials and sales literature and making certain filings with regulators. For these services, the Distributor receives an annual fee from the Adviser. The Adviser is also responsible for paying any out-of-pocket expenses incurred by the Distributor in providing services under the Distribution Agreement.

The Fund has adopted a Shareholder Servicing Plan with respect to Class I Shares, under which the Fund is permitted to pay as compensation to qualified recipients up to 0.10% on an annualized basis of the average daily net assets of the Fund attributable to Class I Shares (the “Shareholder Servicing Fee”). Class II Shares and Class III Shares are not subject to the Shareholder Servicing Fee. Shareholder Servicing Fees incurred during the six months ended September 30, 2025, are disclosed on the Statement of Operations.

The Fund has adopted a Distribution and Service Plan with respect to Class II Shares in compliance with Rule 12b-1 under the 1940 Act. Under the Distribution and Service Plan, the Fund is permitted to pay as compensation to the Distributor or other qualified recipient up to 0.25% on an annualized basis of the average daily net assets of the Fund attributable to Class II Shares (the “Distribution and Service Fee”). Class I Shares and Class III Shares are not subject to the Distribution and Service Fee. Class II Shares are not currently offered. Accordingly, for the six months ended September 30, 2025, there were no distribution or service fees incurred by the Fund.

In consideration of the services rendered by those Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Trust (“Independent Trustees”), the Fund pays the Independent Trustees. The Fund pays each Independent Trustee an annual retainer of $40,000, paid quarterly. Trustees that are interested persons, and are affiliated with the Adviser, will not be compensated by the Fund. The Trustees do not receive any pension or retirement benefits.

Certain officers and Trustees of the Fund are also officers of the Adviser.

Beneficial Ownership of Fund Shares

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of September 30, 2025, the following shareholders of record owned more than 25% of the outstanding shares of the Fund:

Name of Record Owner for Class I Shares	% of Ownership
National Financial Servics, LLC (for the benefit of its customers)	65.66%
Charles Schwab & Co (for the benefit of its customers)	34.24%
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MEKETA INFRASTRUCTURE FUND NOTES TO FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)
Name of Record Owner for Class III Shares	% of Ownership
WFO, LLC	47.85%
Charles Widger Trust (for the benefit of its customers)	52.15%

5. Risk Factors

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. The following list is not intended to be a comprehensive listing of all the potential risks associated with the Fund. The Fund’s prospectus provides further details regarding the Fund’s risks and considerations.

Market Disruption and Geopolitical Risk. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics, and systemic market dislocations can be highly disruptive to economies and markets. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. In March 2023, a number of U.S. domestic banks and foreign banks experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by banking regulators to limit the effect of those difficulties and failures on other banks or other financial institutions or on the U.S. or foreign economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign financial institutions and economies. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of Fund investments. Any of these occurrences could disrupt the operations of the Fund and the Fund’s service providers.

Unlisted Closed-End Structure; Liquidity Limited to Quarterly Repurchases of Shares. The Fund has been organized as a non-diversified, closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Although the Fund will offer a limited degree of liquidity by conducting quarterly repurchase offers, a Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end registered investment companies, and are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares, and should be viewed as a long-term investment.

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s net asset value may fluctuate significantly between the time

Semi-Annual Report Dated September 30, 2025	25

MEKETA INFRASTRUCTURE FUND NOTES TO FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)

that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having future information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.

Repurchases of Shares, may be suspended, postponed or terminated by the Board under certain limited circumstances. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund.

Reliance on Key Personnel. The departure of certain key personnel of the Adviser and/or Sub-Adviser could have a material adverse effect on the Fund’s ability to achieve its investment objective.

To achieve the Fund’s investment objective, the Adviser and Sub-Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser and Sub-Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

The Adviser and Sub-Adviser each depend on relationships with private fund sponsors, investment banks and commercial banks, and the Fund relies to a significant extent upon these relationships to provide the Fund with potential investment opportunities. Failure to maintain these relationships or develop new relationships with other sponsors or sources of investment opportunities, the Fund may not be able to grow its investment portfolio. In addition, individuals with whom the Adviser and/or Sub-Adviser have relationships are not obligated to provide the Fund with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for the Fund.

Additionally, to the extent the Fund invests in Portfolio Funds, the Fund will be exposed to these risks with respect to the portfolio manager(s) of such Portfolio Funds (“Portfolio Fund Managers”). The Fund’s performance depends on the adherence by such Portfolio Fund Managers to their selected strategies, the instruments used by such Portfolio Fund Managers, the Fund’s portfolio managers’ (through its investment committee comprised of individuals from each of the Adviser and Sub-Adviser who manage the day-to-day portfolio management of the all the Fund’s assets, the “Investment Committee”) ability to select Portfolio Funds. The Portfolio Fund Managers’ investment strategies or choice of specific securities may be unsuccessful and may cause the Portfolio Fund, and in turn the Fund, to incur losses.

Concentration of Investments. The Fund will concentrate its investments in the infrastructure industry and may focus its investments in one or more infrastructure market segments (e.g., transportation, energy/utilities, social infrastructure and communications assets). As a result, the Fund’s portfolio is subject to greater risk and volatility than if investments had been made in a broader diversification of asset types and industries.

Limited Operating History of Infrastructure Investments. Infrastructure Investments may have limited operating histories and the information the Fund is able to obtain about such investments may be limited. As such, the ability of the Investment Committee to evaluate past performance or to validate the investment strategies of such Infrastructure Investments is limited. Moreover, even to the extent an Infrastructure Investment has a longer operating history, the past investment performance of any of the Infrastructure Investments should not be construed as an indication of the future results of such investments or the Fund, particularly as the investment professionals responsible for the performance of such investments may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Investment Committee relies upon information provided to it by the issuer of the securities it receives or the Portfolio Fund Managers (as applicable) that is not, and cannot be, independently verified.

Nature of Portfolio Companies. The Infrastructure Investments will include direct and indirect investments in Portfolio Companies. This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history. This may also include Portfolio Companies with assets that are in one or more

26	MEKETA INFRASTRUCTURE FUND

MEKETA INFRASTRUCTURE FUND NOTES TO FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)

of various stages of their lifecycle or useful life, including development, construction, newly operating, regular operations, depreciating, and terminating. While some of these stages carry more risk than others, all stages carry risks. The Infrastructure Investments may also include Portfolio Companies that are in a state of distress or which have a poor record, and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.

Investments in Infrastructure Assets. Investments in infrastructure assets are subject to the risks of adverse local, national and international economic, regulatory, political, legal, demographic, environmental, and other developments affecting their industry. Infrastructure companies may be adversely affected by, among other things, high interest costs related to capital construction programs, difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets, the financial condition of users and suppliers of infrastructure assets, inexperience with and potential losses resulting from the deregulation of a particular industry or sector, costs associated with compliance and changes in environmental and other regulations, regulation or intervention by various government authorities, including government regulation of rates charged to customers, the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards, technological developments and disruptions, service interruption and/or legal challenges due to environmental, operational or other accidents, susceptibility to terrorist attacks, the effect of economic slowdown, surplus capacity, increased competition, uncertainties concerning the availability of fuel at reasonable prices, and the effects of energy conservation policies and general changes in market sentiment towards infrastructure assets, among other factors. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in developing and emerging markets, resulting in delays and cost overruns.

Temporary Investments. The allocation among Fund Investments may vary from time to time, especially during the Fund’s initial period of investment operations. During the initial period of investment operations (which will be determined by the Investment Committee and may last a significant period of time), the Fund may hold a relatively larger portion of its assets in publicly traded infrastructure investments (e.g., publicly listed companies that pursue the business of infrastructure investing), as compared to the Investment Committee’s long-term target allocation among Fund Investments. In addition, the Fund may hold a substantial portion of the proceeds of the offering of Shares in short-term investments (including money market funds, short-term treasuries and other liquid investment vehicles) for a limited period of time while the Fund seeks desirable Portfolio Companies and Portfolio Funds.

Delays in investing the net proceeds of the offering of Shares may impair the Fund’s performance. The Fund cannot assure you it will be able to identify any investments that meet its investment objective or that any investment that the Fund makes will produce a positive return. The Fund may be unable to invest the net proceeds of the Fund’s offering on acceptable terms within the time period that the Fund anticipates or at all, which could harm the Fund’s financial condition and operating results.

Valuation of Infrastructure Investments Uncertain. There is not a public market or active secondary market for many of the securities of the privately held companies in which the Fund invests. Rather, many of the Infrastructure Investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Valuation Designee values such securities at fair value as determined in good faith in accordance with the Valuation Policies that have been approved by the Board. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Valuation Designee’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed.

Liquidity Risk. Liquidity risk is the risk that securities may be difficult or impossible to sell at the time the Investment Committee would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities. Some funds in which the Fund invests may impose restrictions on when an investor may

Semi-Annual Report Dated September 30, 2025	27

MEKETA INFRASTRUCTURE FUND NOTES TO FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)

withdraw its investment or limit the amounts an investor may withdraw. To the extent that the Investment Committee seeks to reduce or sell out of its investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

The Fund may also invest in securities that, at the time of investment, are illiquid, as determined by using the SEC’s standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may also restrict the Fund’s ability to take advantage of market opportunities.

Publicly Traded Infrastructure Risk. Publicly traded infrastructure investments include individual publicly listed companies, utilities, and master limited partnerships that pursue the business of private infrastructure ownership, operations, and/or investing, including listed mutual funds and exchange traded funds holding multiple listed infrastructure stocks, listed infrastructure funds and funds-of-funds, SPACs, asset managers, holding companies, investment trusts, closed-end funds, financial institutions, and other vehicles whose primary purpose is to own and operate, invest in, lend capital to, or provide services to privately held infrastructure companies, quasi-governmental infrastructure entities, public-private partnerships, and/or public infrastructure owners and operators. Publicly traded infrastructure investments usually have an indefinite duration.

Publicly traded infrastructure vehicles are typically liquid and capable of being traded daily, in contrast to direct investments and private infrastructure funds, in which capital is subject to lengthy holding periods. Accordingly, publicly traded infrastructure transactions are significantly easier to execute than other types of private infrastructure investments, giving investors an opportunity to adjust the investment level of their portfolios more efficiently.

Foreign Investments and Emerging Markets Risk. Investment in foreign issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Fund, a Portfolio Fund and/or a Portfolio Company may be subject to foreign taxation on realized capital gains, dividends or interest payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. Any taxes or other charges paid or incurred by the Fund or a Portfolio Fund in respect of its foreign securities will reduce the Fund’s yield.

In addition, the tax laws of some foreign jurisdictions in which a Portfolio Fund or Portfolio Company may invest are unclear and interpretations of such laws can change over time. As a result, in order to comply with guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP, a Portfolio Fund may be required to accrue for book purposes certain foreign taxes in respect of its foreign securities or other foreign investments that it may or may not ultimately pay. Such tax accruals will reduce a Portfolio Fund’s net asset value at the time accrued, even though, in some cases, the Portfolio Fund ultimately will not pay the related tax liabilities. Conversely, a Portfolio Fund’s net asset value will be increased by any tax accruals that are ultimately reversed.

Issuers of foreign securities are subject to different, often less comprehensive, accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions

28	MEKETA INFRASTRUCTURE FUND

MEKETA INFRASTRUCTURE FUND NOTES TO FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)

and related fees also are generally higher than in the United States. Portfolio Funds that invest in foreign securities also may be affected by different custody and/or settlement practices or delayed settlements in some foreign markets. The laws of some foreign countries may limit the Fund’s or a Portfolio Fund’s ability to invest in securities of certain issuers located in those countries. Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. No assurance can be given that the Fund or a Portfolio Fund or Portfolio Company will satisfy applicable foreign reporting requirements at all times.

6. Contingencies and Commitments

The Fund indemnifies the Fund’s officers and the Board for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund is required to provide financial support in the form of investment commitments to certain investees as part of the conditions for entering into such investments. As of September 30, 2025, the Fund had unfunded commitments in the amount of $14,753,954. At September 30, 2025, the Fund reasonably believes its assets will provide adequate cover to satisfy all its unfunded commitments.

The Fund’s unfunded commitments as of September 30, 2025 are as follows:

Private Infrastructure Investments	Fair Value	Unfunded Commitment
Grain Optimus Co-Invest-B, L.P.(a)	$—	$5,000,000
Stonepeak Digital Edge (Co-invest) Holdings IV, L.P., SPV(b)	—	1,500,000
Ara NWP Co-Investment, L.P.	2,320,248	3,058,964
BP-Alyeschem Coinvestor Aggregator I Blocker, Inc.	1,250,329	1,671,839
Seraya Sentient, L.P.	160,987	2,838,197
Stonepeak Indigo (Co-Invest) Holdings II, L.P.	3,328,977	20,000
Investments valued at NAV as a practical expedient(c)	11,215,378	664,954
	$18,275,919	$14,753,954

(a)     As of September 30, 2025, $5,000,000 has been committed for this investment but has not yet been funded by the Fund.

(b)   As of September 30, 2025, $1,500,000 has been committed for this investment but has not yet been funded by the Fund.

(c)   See Note 2 for investments valued at NAV as a practical expedient.

7. Capital Stock

The Fund is an “interval fund”, a type of fund which, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding shares at the applicable NAV, reduced by any applicable repurchase fee. Subject to applicable law and approval of the Board for each quarterly repurchase offer, the Fund currently expects to offer to repurchase up to 5% of the Fund’s outstanding shares at the applicable NAV per share. There is no guarantee that a shareholder will be able to sell all of the shares that the investor desires to sell in the repurchase offer. Written notification of each quarterly repurchase offer will be sent to shareholders at least 21 and no more than 42 calendar days before the repurchase request deadline (i.e., the date by which shareholders can tender their shares in response to a repurchase offer).

Semi-Annual Report Dated September 30, 2025	29

MEKETA INFRASTRUCTURE FUND NOTES TO FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)

During the six months ended September 30, 2025, the Fund completed two quarterly repurchase offers. The result of the completed repurchase offers were as follows:

Commencement Date	May 25, 2025	August 19, 2025
Repurchase Request Deadline	June 30, 2025	September 30, 2025
Repurchase Pricing Date	June 30, 2025	September 30, 2025
Repurchase Pricing Date Net Asset Value – Class I	$27.67	$27.73
Repurchase Pricing Date Net Asset Value – Class III	$27.66	$27.76
Shares Repurchased – Class I	4,774	26,738
Shares Repurchased – Class III	—	—
Value of Shares Repurchased – Class I	$132,106	$741,408
Value of Shares Repurchased – Class III	$—	$—
Percentage of Shares Repurchased – Class I	0.4%	1.7%
Percentage of Shares Repurchased – Class III	0.0%	0.0%
Percentage of Shares Repurchased – Total Fund	0.2%	1.0%

A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of shares from a shareholder at any time prior to the day immediately preceding the one-year anniversary of the shareholder’s purchase of the shares. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. The Fund may waive the early repurchase fee for certain categories of shareholders or transactions, such as repurchases of shares in the event of the shareholder’s death or disability, or in connection with certain distributions from employer sponsored benefit plans. During the periods ended September 30, 2025 and March 31, 2025 proceeds from early repurchase fees charged by Class I shares totaled $17,162 and $4,875. During the periods ended September 30, 2025 and March 31, 2025 there were no proceeds from early repurchase fees charged by Class III shares.

8. Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no subsequent events requiring adjustment or disclosure in the financial statements.

30	MEKETA INFRASTRUCTURE FUND

MEKETA INFRASTRUCTURE FUND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on May 13, 2025, the Board of Trustees, including a majority of the Independent Trustees, unanimously approved the continuance of the Investment Management Agreement between Meketa Capital, LLC (“Meketa Capital”) (“Meketa Capital”) and Meketa Infrastructure Fund (the “Meketa Fund”) (the “Management Agreement”) and the Sub-Advisory Agreement between Meketa Capital and Meketa Investment Group, Inc. (“Meketa Group”) (the “Meketa Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”). In advance of the meeting, the Board requested, and Meketa Capital provided, certain information related to Meketa Capital and the terms of the proposed Management Agreement. Among other things, the Board considered reports from an independent third party describing (a) the Meketa Fund’s performance compared with a performance universe created of similar funds, and (b) expense rankings comparing the Meketa Fund’s fees and expenses with an expense group created of similar funds.

In the course of consideration of the approval of the Management Agreement, the Independent Trustees were advised by independent legal counsel and received materials from such counsel discussing the legal standards applicable to their consideration of the Agreements. Prior to voting, the Independent Trustees met with and asked questions of representatives of Meketa Capital and also met separately with their independent legal counsel.

In considering the Agreements on behalf of the Meketa Fund, the Independent Trustees evaluated the nature, extent, and quality of the advisory and sub-advisory services provided to the Meketa Fund by Meketa Capital and Meketa Group, respectively. The Independent Trustees considered the terms of each Agreement and noted that, in connection with the Meeting and prior meetings, they had received and considered information provided by Meketa Capital and Meketa Group that described, among other matters: (1) the nature, extent, and quality of the services provided to the Meketa Fund by Meketa Capital and Meketa Group; (2) the investment performance of the Meketa Fund; (3) the costs of the services to be provided and profits to be realized by Meketa Capital and Meketa Group (and their affiliates) from their relationships with the Meketa Fund; (4) the extent to which economies of scale would be realized as the Meketa Fund grows; and (5) whether fee levels reflect these economies of scale for the benefit of the Meketa Fund’s shareholders. In addition to considering the Meketa Fund’s investment performance, the Independent Trustees considered, among other matters, the general oversight of the Meketa Fund by the adviser, and also took into account information provided at the Meeting and prior meetings concerning the investment processes used by Meketa Capital and Meketa Group in managing the Meketa Fund.

The Trustees, including the Independent Trustees, considered a variety of factors, including those described below. The Trustees also considered other factors and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Trustees also had an opportunity to meet in executive session to discuss the materials provided by each of Meketa Capital and Meketa Group and separately with compliance personnel.

Nature, Extent and Quality of Services. The Trustees considered materials provided by Meketa Capital and Meketa Group regarding the nature, extent and quality of the services provided to the Meketa Fund. The Trustees reviewed information regarding Meketa Capital and Meketa Group and the personnel that perform services for the Meketa Fund. The Trustees considered the qualifications, background and responsibilities of the individuals at Meketa Capital and Meketa Group who oversee the day-to-day management and operations of the Meketa Fund and its service providers. The Board also considered the investment sub advisory services provided by Meketa Group, including investment research and security selection, as well as adherence to the Meketa Fund’s investment restrictions and compliance with applicable fund policies and procedures. The Board considered Meketa Capital’s evaluation of Meketa Group as sub-adviser, as well as Meketa Capital’s recommendation, based on its review of Meketa Group, to renew the Meketa Sub-Advisory agreement.

Performance. The Trustees noted that the Meketa Fund did not yet have one full year of performance as of December 31, 2024 and, therefore, there was no comparative performance relative to its peer group. The Trustees considered that additional time was necessary to evaluate the performance of the Meketa Fund.

Semi-Annual Report Dated September 30, 2025	31

MEKETA INFRASTRUCTURE FUND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

Fees and Expenses. The Trustees next considered information regarding the Meketa Fund’s expense ratio and its various components, including the management fee for the Meketa Fund. The Trustees noted that the actual management fee for the Meketa Fund was at the median of its expense group and that the Meketa Fund’s net expense ratio was below the median of its expense group. The Trustees also considered that Meketa Capital had agreed to reduce the management fee payable to it (but not below zero) and to pay any operating expenses of the Meketa Fund, to the extent necessary to limit the operating expenses of each class of the Meketa Fund, excluding certain “excluded expenses”.

Profitability. The Trustees considered Meketa Capital’s profitability in connection with its management of the Meketa Fund and noted that it did not anticipate profitability until the Meketa Fund had garnered greater assets. The Trustees also took into account the services Meketa Capital provides under the Management Agreement, including Meketa Capital’s costs in managing the Meketa Fund. In addition, the Trustees considered Meketa Group’s profitability and noted that it did not anticipate profitability until the Meketa Fund had garnered greater assets.

Economies of Scale. The Trustees considered whether Meketa Capital currently realizes economies of scale with respect to its management of the Meketa Fund. The Trustees also considered that the Meketa Fund may expect to achieve economies of scale as the Meketa Fund continues to grow and that the Board will reevaluate whether such economics exist from time to time.

Fall-out Benefits. The Trustees discussed direct or indirect “fall-out benefits,” noting that neither Meketa Capital nor Meketa Group anticipated any fallout benefits at this stage.

Conclusion. The Trustees, having requested and received such information from Meketa Capital and Meketa Group as they believed reasonably necessary to evaluate the terms of the Meketa Management Agreement and the Sub-Advisory Agreement, with the Independent Trustees having met in executive session with counsel, determined that approval of the continuance of each of the Meketa Management Agreement and the Sub-Advisory Agreement for an additional one-year term should be approved. Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that the approval of each of the Meketa Management Agreement and the Sub-Advisory Agreement is in the best interests of the Meketa Fund and its shareholders.

32	MEKETA INFRASTRUCTURE FUND

MEKETA INFRASTRUCTURE FUND OTHER INFORMATION (Unaudited)

PROXY VOTING

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-720-697-1010, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-720-697-1010, or on the SEC’s website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund files its complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to Form N-PORT. These filings are available upon request by calling 1-720-697-1010. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov or by visiting www.meketacapital.com.

DIVIDEND REINVESTMENT

Unless a shareholder is ineligible or otherwise elects, all distributions of dividends (including capital gain dividends) with respect to a class of shares will be automatically reinvested by the Fund in additional shares of the corresponding class, which will be issued at the NAV per share determined as of the ex-dividend date. Election not to reinvest dividends and to instead receive all dividends and capital gain distributions in cash may be made by contacting the Fund’s administrator at P.O. Box 541150, Omaha, NE 68154-9150 or 1-720-697-1010.

Semi-Annual Report Dated September 30, 2025	33

MEKETA INFRASTRUCTURE FUND PRIVACY NOTICE
FACTS	WHAT DOES MEKETA INFRASTRUCTURE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	• Social Security number • Assets • Retirement Assets • Transaction History • Checking Account Information	• Purchase History • Account Balances • Account Transactions • Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons chosen to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Meketa Infrastructure Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share
Questions?	Call 1-877-792-0924
34	MEKETA INFRASTRUCTURE FUND

MEKETA INFRASTRUCTURE FUND PRIVACY NOTICE (Continued)
Who we are
Who is providing this notice?	Meketa Infrastructure Fund
What we do
How does Meketa Infrastructure Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Meketa Infrastructure Fund collect my personal information?

We collect your personal information, for example, when you

•   Open an account

•   Provide account information

•   Give us your contact information

•   Make deposits or withdrawals from your account

•   Make a wire transfer

•   Tell us where to send the money

•   Tells us who receives the money

•   Show your government-issued ID

•   Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•   Sharing for affiliates’ everyday business purposes – information about your creditworthiness

•   Affiliates from using your information to market to you

•   Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Meketa Infrastructure Fund does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Meketa Infrastructure Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Meketa Infrastructure Fund does not jointly market.
Semi-Annual Report Dated September 30, 2025	35

Investment Adviser Meketa Capital, LLC 80 University Ave. Westwood, Massachusetts	Legal Counsel Ropes & Gray LLP Three Embarcadero Center San Francisco, California
Sub-Adviser Meketa Investment Group 80 University Avenue Westwood, Massachusetts	Custodian UMB Bank, n.a. 1010 Grand Boulevard Kansas City, Missouri
Distributor Foreside Financial Services, LLC Three Canal Plaza Suite 100 Portland, Maine	Trustees Michael Bell, President Brien Biondi Clifford J. Jack Sean Kearns
Administrator Ultimus Fund Solutions, LLC 225 Pictoria Drive Suite 450 Cincinnati, Ohio Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1350 Euclid Avenue Suite 800 Cleveland, Ohio	Officers Marcie McVeigh, Treasurer Jesse D. Hallee, Secretary Brian T. MacKenzie, Chief Compliance Officer and AML Compliance Officer Jerica Newbill, Assistant Treasurer

Meketa-SAR-25

(b)	Not applicable

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1].

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not required.

(b)	Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Not applicable.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed: Not required.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(5) Change in the registrant’s independent public accountant: Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Meketa Infrastructure Fund

By (Signature and Title)*		/s/ Michael Bell
Michael Bell, President (Principal Executive Officer)

Date	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael Bell
Michael Bell, President (Principal Executive Officer)

Date	December 5, 2025

By (Signature and Title)*		/s/ Marcie McVeigh
Marcie McVeigh, Treasurer (Principal Financial Officer)

Date	December 5, 2025

* Print the name and title of each signing officer under his or her signature.